OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities, Current [Abstract]
Schedule of Other Current Liabilities
Other current liabilities consist of the following:

	As of December 31,
	2016	2015
Interest payable	$4,683	$2,138
Restructuring related payables	1,793	5,044
Tax authorities payables	10,342	7,645
Others	7,265	3,153
	$24,083	$17,980